Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Suppliers Abstract
Schedule of suppliers

	12/31/2025	12/31/2024
Brazilian-based suppliers (1) /(2)	44,766	26,190
Non-Brazilian-based suppliers	4,758	6,437
Total suppliers (3)	49,524	32,627
(1)	Out of the amount recognized in suppliers as of December 31, 2025, $25,678 ($5,631 as of December 31, 2024) was related to ongoing arbitration to which Sigma Brazil is a party.
2)	The Company restructured mining operations to increase efficiency, which involved a change of some suppliers and the outstanding balance as of December 31, 2025 is partly the result of a mine demobilization made at the start of the restructuring.;
(3)	As of December 31, 2024, the Company reclassified to suppliers the amount of $9,071, which was previously recognized as accounts payable.